STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
Class of Stock [Line Items]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
Total restricted shares compensation cost recognized in 2014 and 2013 was as follows:

	Year ended December 31,
	2014	2013
Research and development	$48	$170
General and administrative	531	167
Sales and marketing	60	-
	$639	$337

Schedule of Share-based Compensation, Activity [Table Text Block]
Following is a summary of the changes of the stock options granted to employees during 2014 and 2013:

	December 31, 2014
	Number of Options	Weighted Average Exercise Price
Outstanding at the beginning of the year	5,101,663	$0.0013
Granted	1,543,000	$1.8297
Exercised	(60,214)	$0.0013
Forfeited	(187,624)	$0.3471
Outstanding at the end of the year	6,396,826	$0.4322

Options exercisable	5,221,990	$0.1767

	December 31, 2013
	Number of Options	Exercise Price
Outstanding at the beginning of the year	4,983,888	$0.0013
Granted	-
Exercised	-
Reinstatement of options (*)	117,775	$0.0013
Outstanding at the end of the year	5,101,663	$0.0013

Options exercisable	4,839,243	$0.0013

Weighted average fair value of options granted during 2014	$1.0582

Schedule of Nonvested Share Activity [Table Text Block]
Following is a summary of changes in nonvested shares granted to employees during 2014 and 2013:

	December 31, 2014
	Number of Options	Weighted Average Fair Value
Balance at the beginning of the year	262,420	$0.2955
Granted	1,543,000	$1.0609
Vested	(442,960)	$0.9293
Forfeited	(187,624)	$0.2760
Balance at the end of the year	1,174, 836	$0.9926

	December 31, 2013
	Number of Options	Weighted Average Fair Value
Balance at the beginning of the year	1,195,675	$0.2955
Granted	-	-
Vested during the year	(933,255)	$0.2955
Forfeited during the year	-	-
Balance at the end of the year	262,420	$0.2955

Schedule Of Share Based Compensation Stock Options Employees [Table Text Block]
The options outstanding as of December 31, 2014 have been separated by exercise prices, as follows:

Exercise Price	# of Options Outstanding	Average Remaining Contractual Life (years)
$0.0013	4,887,826	7.40
$1.9300	1,309,000	9.11
$1.8600	100,000	9.44
$0.4600	100,000	9.96
	6,396,826

Schedule of Share-based Compensation, Stock Exercisable Employees [Table Text Block]
The options exercisable as of December 31, 2014 have been separated by exercise prices, as follows:

Exercise Price	# of Options Exercisable	Average Remaining Contractual Life (years)
$0.0013	4,746,990	7.45
$1.9300	475,000	9.11
	5,221,990

Schedule Of Employee And Non Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Table Text Block]
Total stock options compensation cost recognized in 2014 and 2013 was as follows:

	Year ended December 31,
	2014	2013
Research and development	$395	$389
General and administrative	600	305
Sales and marketing	23	41
	$1,018	$735

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The following is a summary of the warrants granted:

	as of December 31, 2014
	Number of outstanding warrants	Weighted Average Exercise Price	Weighted Average Life (years)
Outstanding at January 1, 2014	10,013,504	$1.00	4.04
Outstanding at December 31, 2014	10,013,504	$1.00	3.04

	as of December 31, 2013
	Number of outstanding warrants	Weighted Average Exercise Price	Weighted Average Life (years)
Outstanding at January 1, 2013	7,603,795	$0.91	4.87
Issued in a private placement	2,490,000	$1.25	4.58
Exercised	(80,291)	$0.49	5.12
Outstanding at December 31, 2013	10,013,504	$1.00	4.04

Nonemployee Stock Option [Member]
Class of Stock [Line Items]
Schedule of Share-based Compensation, Activity [Table Text Block]
Following is a summary of the changes of the stock options granted to nonemployees during 2014 and 2013:

	December 31, 2014
	Number of Options	Exercise Price
Outstanding at the beginning of the year	3,918,209	$0.0370
Granted	6,000	$1.8600
Exercised	(318,763)	$0.0013
Forfeited	-	-
Outstanding at the end of the year	3,605,447	$0.0432

Options exercisable	3,599,447	$0.0402

	December 31, 2013
	Number of Options	Exercise Price
Outstanding at the beginning of the year	3,626,531	$0.0374
Granted	164,108	$0.0013
Exercised	-	-
Reinstatement of options (*)	245,798	$0.0013
Forfeited	(118,228)	$0.0013
Outstanding at the end of the year	3,918,209	$0.0370

Options exercisable	3,774,187	$0.0291

Weighted average fair value of options granted during 2014	$0.1480

(*) During 2012 a former employee and consultant exercised his options to purchase 245,798 shares of the Company's common stock. The exercise was canceled in July 2013 and the options were reinstated. There was no cost to the Company as a result of this transaction.

The total aggregate intrinsic value of options to nonemployees outstanding and exercisable at December 31, 2014 was $1,475.

Schedule of Nonvested Share Activity [Table Text Block]
Following is a summary of changes in nonvested options to nonemployees during 2014 and 2013:

	December 31, 2014
	Number of Options	Weighted Average Fair Value
Balance at the beginning of the year	144,022	$1.9555
Granted	6,000	$1.8600
Vested during the year	(144,022)	$1.9555
Balance at the end of the year	6,000	$1.8600

	December 31, 2013
	Number of Options	Weighted Average Fair Value
Balance at the beginning of the year	288,037	$0.1989
Granted	164,108	$0.8500
Vested during the year	(308,123)	$0.7959
Balance at the end of the year	144,022	$1.9555